UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
_______________________________________
(Exact name of registrant as specified in charter)

331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

(Address of principal executive offices) (Zip code)

DON SCHREIBER, JR.
MILLINGTON SECURITIES, INC.
331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

 (Name and address of agent for service)

732-842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

WBI SMID Tactical Growth Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.9%
Consumer Discretionary - 28.2%
117,903	DeVry Education Group, Inc.	$3,933,244
89,222	Gap, Inc. +	3,865,989
46,743	Group 1 Automotive, Inc.	4,035,323
116,748	Honda Motor Co., Ltd. - ADR	3,824,664
17,831	Morningstar, Inc.	1,335,720
64,723	Movado Group, Inc.	1,845,900
36,762	Nexstar Broadcasting Group, Inc.	2,103,522
65,172	Outerwall, Inc. +	4,309,173
48,390	The Swatch Group AG - ADR	1,017,884
79,537	Thor Industries, Inc.	5,027,534
		31,298,953
Consumer Staples - 2.1%
48,140	Amira Nature Foods Ltd. *+	431,334
24,443	Coca-Cola FEMSA S.A.B de C.V. - ADR	1,952,018
		2,383,352
Energy - 7.4%
366,218	C&J Energy Services, Ltd. *+	4,076,006
374,858	WPX Energy, Inc. *	4,097,198
		8,173,204
Financials - 8.2%
100,579	Comerica, Inc. +	4,539,130
168,402	Zions Bancorporation	4,546,854
		9,085,984
Health Care - 21.7%
95,183	Community Health Systems, Inc. *	4,976,167
59,610	Lifepoint Hospitals, Inc. *	4,378,355
80,608	PAREXEL International Corporation *	5,561,146
287,933	Select Medical Holdings Corporation	4,270,046
20,655	Shire Plc - ADR	4,942,535
		24,128,249
Industrials - 14.0%
74,060	Chart Industries, Inc. *	2,597,655
96,353	Pitney Bowes, Inc.	2,246,952
4,897	Precision Castparts Corporation	1,028,370
17,450	Rolls Royce Holdings Plc - ADR	1,231,970
75,902	Triumph Group, Inc.	4,532,867
218,534	YRC Worldwide, Inc. *	3,924,871
		15,562,685
See accompanying notes to schedules of investments.

Information Technology - 9.7%
105,337		Allot Communications Ltd *	925,912
72,146		Flextronics International Ltd. *	914,451
239,504		Global Cash Access Holdings, Inc. *	1,825,021
113,464		Net 1 Ueps Technologies, Inc. *	1,552,188
27,502		Oracle Corporation	1,186,711
313,998		Vishay Intertechnology, Inc. +	4,339,452
			10,743,735
Utilities - 4.6%
161,093		Dynegy, Inc. *	5,063,153
TOTAL Common STOCKS (Cost $102,870,794)			106,439,315

EXCHANGE TRADED NOTES - 2.6%
113,889		iPath S&P 500 VIX ST Futures ETN *+	2,918,975
TOTAL EXCHANGE TRADED NOTES (Cost $3,190,194)			2,918,975

SHORT-TERM INVESTMENTS - 17.4%
1,294,883		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	1,294,883
18,005,596		Mount Vernon Prime Portfolio, 0.24% (a) ^	18,005,596
TOTAL SHORT-TERM INVESTMENTS - (Cost $19,300,479)			19,300,479

TOTAL INVESTMENTS - 115.9% (Cost $125,361,467)			128,658,769
Other Assets in Excess of Liabilities - (15.9)%			(17,696,722)
NET ASSETS - 100.0%			$110,962,047

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $17,411,720.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $18,005,596 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI SMID Tactical Value Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 96.4%
Consumer Discretionary - 22.8%
60,477	BorgWarner, Inc.	$3,657,649
56,195	Brinker International, Inc.	3,459,364
35,778	Carnival Corporation +	1,711,620
98,358	Iconix Brand Group, Inc. *	3,311,714
101,765	iRobot Corporation *+	3,320,592
22,442	Outerwall, Inc. +	1,483,865
39,426	Publicis Groupe S.A. - ADR +	759,739
83,532	Stage Stores, Inc.	1,914,553
		19,619,096
Energy - 15.8%
68,567	Cameron International Corporation *	3,093,743
63,241	National Oilwell Varco, Inc.	3,161,418
46,199	Oceaneering International, Inc.	2,491,512
84,234	World Fuel Services Corporation	4,841,770
		13,588,443
Financials - 15.7%
83,728	Aspen Insurance Holdings Ltd.	3,954,473
77,619	Comerica, Inc. +	3,502,946
49,098	Cullen/Frost Bankers, Inc. +	3,391,690
76,988	Fifth Third Bancorp	1,451,224
77,776	OFG Bancorp +	1,269,304
		13,569,637
Health Care - 9.6%
78,005	Hanger, Inc. *	1,769,933
18,448	Henry Schein, Inc. *+	2,575,710
22,308	Johnson & Johnson	2,244,185
7,201	Shire Plc - ADR	1,723,127
		8,312,955
Industrials - 18.6%
68,622	Chart Industries, Inc. *	2,406,917
43,579	CSX Corporation	1,443,336
11,145	Deluxe Corporation	772,126
41,410	Kirby Corporation *	3,107,820
39,084	ManpowerGroup, Inc.	3,367,087
124,696	Swift Transportation Company *	3,244,590
28,684	Triumph Group, Inc.	1,713,008
		16,054,884
Information Technology - 10.3%
49,180	Sina Corporation *	1,581,629
86,133	WebMD Health Corporation *+	3,775,640
83,779	Xilinx, Inc. +	3,543,852
		8,901,121
See accompanying notes to schedules of investments.

Materials - 3.6%
29,628		Eagle Materials, Inc.	2,475,716
8,696		Eastman Chemical Co.	602,285
			3,078,001
TOTAL COMMON STOCKS (Cost $79,907,794)			83,124,137

EXCHANGE TRADED NOTES - 2.4%
82,256		iPath S&P 500 VIX ST Futures ETN *+	2,108,221
TOTAL EXCHANGE TRADED NOTES (Cost $2,349,116)			2,108,221

SHORT-TERM INVESTMENTS - 32.1%
5,060,216		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	5,060,216
22,560,536		Mount Vernon Prime Portfolio, 0.24% (a) ^	22,560,536
TOTAL SHORT-TERM INVESTMENTS (Cost $27,620,752)			27,620,752

TOTAL INVESTMENTS - 130.9% (Cost $109,877,662)			112,853,110
Liabilities in Excess of Other Assets - (30.9)%			(26,633,307)
NET ASSETS - 100.0%			$86,219,803

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $21,686,847.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $22,560,536 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI SMID Tactical Yield Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.4%
Consumer Discretionary - 19.9%
130,875	GameStop Corporation - Class A +	$4,968,015
92,807	Gap, Inc.	4,021,327
134,719	H&R Block, Inc.	4,320,438
278,445	International Game Technology	4,847,728
67,515	Meredith Corporation	3,765,312
		21,922,820
Energy - 2.1%
27,074	National Oilwell Varco, Inc. +	1,353,429
35,156	Tenaris S.A. - ADR +	984,368
		2,337,797
Financials - 22.0%
64,989	Cullen/Frost Bankers, Inc. +	4,489,440
234,988	Fifth Third Bancorp	4,429,524
48,316	First Interstate BancSystem, Inc.	1,344,151
71,220	Iberiabank Corporation	4,488,997
89,722	Prosperity Bancshares, Inc.	4,708,610
96,426	Waddell & Reed Financial, Inc. - Class A +	4,776,944
		24,237,666
Health Care - 4.0%
59,527	Lifepoint Hospitals, Inc. *	4,372,258

Industrials - 16.1%
102,530	Fastenal Company +	4,248,331
56,658	Kirby Corporation *	4,252,183
107,270	Nielsen N.V.	4,781,024
194,497	Pitney Bowes, Inc.	4,535,670
		17,817,208
Information Technology - 11.1%
16,586	KLA-Tencor Corporation +	966,798
103,274	Mellanox Technologies, Ltd. *+	4,682,443
48,563	Oracle Corporation	2,095,493
107,505	Xilinx, Inc. +	4,547,462
		12,292,196
Materials - 12.2%
83,878	Avery Dennison Corporation	4,437,985
60,411	Eastman Chemical Co.	4,184,066
78,650	Reliance Steel & Aluminum Co.	4,803,942
		13,425,993
See accompanying notes to schedules of investments.

Utilities - 8.0%
81,555	Cleco Corporation	4,446,379
56,619		Entergy Corporation	4,387,406
			8,833,785
TOTAL COMMON STOCKS (Cost $104,337,576)			105,239,723

EXCHANGE TRADED NOTES - 1.8%
78,526		iPath S&P 500 VIX ST Futures ETN *	2,012,621
TOTAL EXCHANGE TRADED NOTES (Cost $2,183,027)			2,012,621

SHORT-TERM INVESTMENTS - 21.9%
5,063,482		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	5,063,482
19,053,751		Mount Vernon Prime Portfolio, 0.24% (a) ^	19,053,751
TOTAL SHORT-TERM INVESTMENTS - (Cost $24,117,233)			24,117,233

TOTAL INVESTMENTS - 119.1% (Cost $130,637,836)			131,369,577
Liabilities in Excess of Other Assets - (19.1)%			(21,107,080)
NET ASSETS - 100.0%			$110,262,497

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $18,315,492.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $19,053,751 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI SMID Tactical Select Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 96.4%
Consumer Discretionary - 25.3%
38,112	Bob Evans Farms, Inc.	$1,763,061
47,160	Carnival Corporation	2,256,134
72,768	Gap, Inc.	3,153,038
212,175	International Game Technology	3,693,967
67,577	Nexstar Broadcasting Group, Inc. +	3,866,756
53,509	Outerwall, Inc. +	3,538,015
4,002	Panera Bread Company *	640,300
8,536	PVH Corporation	909,596
50,827	Scripps Networks Interactive, Inc.	3,484,699
		23,305,566
Consumer Staples - 4.0%
44,732	Wal-Mart Stores, Inc.	3,679,207
Energy - 7.5%
187,924	Forum Energy Technologies, Inc. *	3,683,310
144,373	Superior Energy Services, Inc.	3,225,293
		6,908,603
Financials - 7.3%
11,469	Cullen/Frost Bankers, Inc. +	792,279
297,497	Fulton Financial Corporation	3,671,113
38,256	Glacier Bancorp, Inc.	962,138
45,315	Selective Insurance Group, Inc.	1,316,401
		6,741,931
Health Care - 3.2%
36,392	Lifepoint Hospitals, Inc. *	2,672,993
13,022	Triple-S Management Corporation *	258,877
		2,931,870
Industrials - 32.0%
128,538	AECOM Technology Corporation *	3,961,541
86,057	ArcBest Corporation	3,260,700
84,719	CSX Corporation	2,805,893
85,016	EMCOR Group, Inc.	3,950,693
80,371	Generac Holdings, Inc. *+	3,913,264
157,379	Pitney Bowes, Inc.	3,670,078
39,196	Simpson Manufacturing Co., Inc.	1,464,755
36,009	Swift Transportation Company *	936,954
81,148	Waste Connections, Inc.	3,906,465
86,280	YRC Worldwide, Inc. *	1,549,589
		29,419,932
See accompanying notes to schedules of investments.

Information Technology - 8.7%
32,383		Mellanox Technologies, Ltd. *+	1,468,245
19,949		Oracle Corporation	860,800
42,381		OSI Systems, Inc. *	3,147,213
31,007		VMware, Inc. *	2,542,884
			8,019,142
Materials - 4.3%
47,772		Eagle Materials, Inc.	3,991,828
Utilities - 4.1%
119,421		Dynegy, Inc. *	3,753,402
TOTAL COMMON STOCKS (Cost $86,724,353)			88,751,481

EXCHANGE TRADED NOTES - 2.6%
93,531		iPath S&P 500 VIX ST Futures ETN *+	2,397,200
TOTAL EXCHANGE TRADED NOTES (Cost $2,671,114)			2,397,200

SHORT-TERM INVESTMENTS - 19.4%
6,438,297		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	6,438,297
11,447,329		Mount Vernon Prime Portfolio, 0.24% (a) ^	11,447,329
TOTAL SHORT-TERM INVESTMENTS - (Cost $17,885,626)			17,885,626

TOTAL INVESTMENTS - 118.4% (Cost $107,281,093)			109,034,307
Liabilities in Excess of Other Assets - (18.4)%			(16,971,155)
NET ASSETS - 100.0%			$92,063,152

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $10,977,247.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $11,447,329 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI Large Cap Tactical Growth Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.8%
Consumer Discretionary - 16.6%
89,668	Carnival Corporation	$4,289,717
11,322	Daimler AG - ADR	1,058,607
80,604	Johnson Controls, Inc.	4,065,666
56,541	Las Vegas Sands Corporation +	3,112,017
29,159	Nike, Inc.	2,925,523
4,875	Priceline Group, Inc. *	5,675,231
		21,126,761
Consumer Staples - 7.8%
54,956	Brown-Forman Corporation	4,965,275
61,266	Wal-Mart Stores, Inc.	5,039,128
		10,004,403
Energy - 13.6%
53,962	Cameron International Corporation *	2,434,765
89,937	Halliburton Company +	3,946,436
22,946	National Oilwell Varco, Inc. +	1,147,070
60,256	Schlumberger Limited	5,027,761
172,514	Tenaris S.A. - ADR +	4,830,392
		17,386,424
Financials - 11.7%
35,102	Berkshire Hathaway Inc. *	5,065,921
28,758	Credicorp Ltd.	4,044,237
213,316	Credit Suisse Group AG - ADR	5,744,600
		14,854,758
Health Care - 6.3%
30,308	Johnson & Johnson	3,048,985
54,182	Stryker Corporation	4,998,290
		8,047,275
Industrials - 12.3%
215,550	ABB Ltd. - ADR +	4,563,194
150,778	CSX Corporation	4,993,767
29,440	General Dynamics Corporation	3,995,891
10,206	Precision Castparts Corporation	2,143,260
		15,696,112
Information Technology - 15.6%
192,124	Applied Materials, Inc.	4,334,317
80,392	Flextronics International Ltd. *	1,018,969
8,448	Google, Inc. *	4,686,106
151,475	Intel Corp.	4,736,623
70,924	SAP SE - ADR +	5,118,585
		19,894,600
See accompanying notes to schedules of investments.

Materials - 7.7%
78,466		BHP Billiton Ltd - ADR +	3,646,315
34,897		Eagle Materials, Inc.	2,915,993
47,632		Syngenta AG - ADR +	3,229,926
			9,792,234
Utilities - 4.2%
170,089		Dynegy, Inc. *	5,345,897
TOTAL COMMON STOCKS (Cost $119,724,220)			122,148,464

EXCHANGE TRADED NOTES - 2.7%
132,770		iPath S&P 500 VIX ST Futures ETN *+	3,402,895
TOTAL EXCHANGE TRADED NOTES (Cost $3,674,975)			3,402,895

SHORT-TERM INVESTMENTS - 17.1%
2,689,615		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	2,689,615
19,116,521		Mount Vernon Prime Portfolio, 0.24% (a) ^	19,116,521
TOTAL SHORT-TERM INVESTMENTS - (Cost $21,806,136)			21,806,136

TOTAL INVESTMENTS - 115.6% (Cost $145,205,331)			147,357,495
Liabilities in Excess of Other Assets - (15.6)%			(19,940,339)
NET ASSETS - 100.0%			$127,417,156

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $18,330,781.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $19,116,521 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI Large Cap Tactical Value Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.8%
Consumer Discretionary - 19.1%
43,166	Carnival Corporation	$2,065,062
6,190	Chipotle Mexican Grill, Inc. *+	4,026,843
129,144	Discovery Communications, Inc. *	3,972,469
48,467	Group 1 Automotive, Inc.	4,184,156
43,295	Nike, Inc.	4,343,787
20,256	Viacom, Inc. - Class B	1,383,485
		19,975,802
Consumer Staples - 10.0%
88,386	Archer-Daniels-Midland Co.	4,189,496
35,740	Brown-Forman Corporation	3,229,109
48,230	Mondelez International, Inc.	1,740,621
16,430	Wal-Mart Stores, Inc.	1,351,368
		10,510,594
Energy - 8.7%
21,838	Cameron International Corporation *	985,331
65,263	Halliburton Company	2,863,740
15,306	Schlumberger Limited	1,277,133
143,940	Tenaris S.A. - ADR +	4,030,320
		9,156,524
Financials - 8.3%
98,532	Allianz SE - ADR	1,714,950
32,101	Prudential Financial, Inc.	2,578,031
563,339	Sumitomo Mitsui Financial Group, Inc. - ADR +	4,360,244
		8,653,225
Health Care - 10.7%
69,327	AbbVie, Inc.	4,058,402
67,865	Sanofi-Aventis - ADR	3,355,246
15,686	Shire Plc - ADR	3,753,503
		11,167,151
Industrials - 10.6%
42,049	PACCAR, Inc.	2,654,974
20,077	Precision Castparts Corporation	4,216,170
94,448	Southwest Airlines Co.	4,184,046
		11,055,190
See accompanying notes to schedules of investments.

Information Technology - 22.2%
41,155	Facebook, Inc. *	3,383,558
7,793	Google, Inc. *	4,322,777
128,534	Intel Corporation	4,019,258
40,296	Micron Technology, Inc. *+	1,093,230
169,678		Sanmina Corporation *	4,104,511
166,235		Tencent Holdings Ltd - ADR	3,153,478
37,952		VMware, Inc. *	3,112,444
			23,189,256
Materials - 6.2%
66,337		BHP Billiton Ltd - ADR +	3,082,680
30,106		Ecolab, Inc.	3,443,524
			6,526,204
TOTAL COMMON STOCKS (Cost $99,449,087)			100,233,946

EXCHANGE TRADED NOTES - 1.7%
69,889		iPath S&P 500 VIX ST Futures ETN *+	1,791,255
TOTAL EXCHANGE TRADED NOTES (Cost $1,995,932)			1,791,255

SHORT-TERM INVESTMENTS - 13.8%
2,280,225		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	2,280,225
12,164,818		Mount Vernon Prime Portfolio, 0.24% (a) ^	12,164,818
TOTAL SHORT-TERM INVESTMENTS - (Cost $14,445,043)			14,445,043

TOTAL INVESTMENTS - 111.3% (Cost $115,890,062)			116,470,244
Other Assets in Excess of Liabilities - (11.3)%			(11,790,776)
NET ASSETS - 100.0%			$104,679,468

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $11,460,965.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $12,164,818 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI Large Cap Tactical Yield Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.5%
Consumer Discretionary - 14.0%
69,872	Carnival Corporation	$3,342,676
1,344	Chipotle Mexican Grill, Inc. *+	874,326
24,139	Group 1 Automotive, Inc.	2,083,920
115,783	Honda Motor Co., Ltd. - ADR	3,793,051
15,381	Outerwall, Inc. +	1,016,992
68,415	Yum! Brands, Inc.	5,385,629
		16,496,594
Consumer Staples - 10.9%
98,627	Archer-Daniels-Midland Co.	4,674,920
46,348	Nestle SA - ADR	3,486,322
56,956	Wal-Mart Stores, Inc.	4,684,631
		12,845,873
Energy - 7.7%
89,501	National Oilwell Varco, Inc.	4,474,155
167,473	Tenaris S.A. - ADR +	4,689,244
		9,163,399
Financials - 18.0%
87,749	Allianz SE - ADR	1,527,271
205,006	Credit Suisse Group AG - ADR	5,520,812
14,885	Cullen/Frost Bankers, Inc. +	1,028,256
221,246	Host Hotels & Resorts, Inc.	4,464,744
60,956	Prudential Financial, Inc.	4,895,376
496,884	Sumitomo Mitsui Financial Group, Inc. - ADR +	3,845,882
		21,282,341
Health Care - 10.7%
77,926	AbbVie, Inc.	4,561,788
77,020	Sanofi-Aventis - ADR	3,807,869
18,154	Shire Plc - ADR	4,344,071
		12,713,728
Industrials - 7.8%
245,100	ABB Ltd. - ADR +	5,188,767
46,920	Fastenal Company	1,944,130
9,973	Precision Castparts Corporation	2,094,330
		9,227,227
Information Technology - 12.1%
2,543	Google, Inc. *	1,410,602
143,895	Intel Corporation	4,499,597
111,035	Microsoft Corporation +	4,514,128
53,682	SAP SE - ADR +	3,874,230
		14,298,557
See accompanying notes to schedules of investments.

Materials - 4.0%
76,188		BHP Billiton Ltd - ADR +	3,540,456
85,058		Century Aluminum Co. *	1,173,800
			4,714,256
Telecommunication Services - 5.4%
137,095		KT Corporation - ADR,*	1,793,203
167,354		SK Telecom Co. Ltd - ADR	4,553,702
			6,346,905
Utilities - 4.9%
147,464		Dynegy, Inc. *	4,634,794
15,678		Entergy Corporation	1,214,888
			5,849,682
TOTAL COMMON STOCKS (Cost $111,368,561)			112,938,562

EXCHANGE TRADED NOTES - 1.8%
85,075		iPath S&P 500 VIX ST Futures ETN *+	2,180,472
TOTAL EXCHANGE TRADED NOTES (Cost $2,365,093)			2,180,472

SHORT-TERM INVESTMENTS - 22.4%
1,434,819		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	1,434,819
25,017,785		Mount Vernon Prime Portfolio, 0.24% (a) ^	25,017,785
TOTAL SHORT-TERM INVESTMENTS - (Cost $26,452,604)			26,452,604

TOTAL INVESTMENTS - 119.7% (Cost $140,186,258)			141,571,638
Other Assets in Excess of Liabilities - (19.7)%			(23,341,414)
NET ASSETS - 100.0%			$118,230,224

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $23,591,995.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $25,017,785 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI Large Cap Tactical Select Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.9%
Consumer Discretionary - 10.8%
67,671	Carnival Corporation	$3,237,381
49,211	L Brands, Inc.	4,640,105
67,053	Viacom, Inc. - Class B	4,579,720
		12,457,206
Consumer Staples - 19.0%
792,573	Ambev SA - ADR	4,565,220
98,354	Archer-Daniels-Midland Co.	4,661,980
39,923	Brown-Forman Corporation	3,607,043
59,914	The Kroger Co.	4,593,007
55,708	Wal-Mart Stores, Inc.	4,581,983
		22,009,233
Energy - 11.7%
68,804	Baker Hughes Incorporated	4,374,558
70,961	Cameron International Corporation *	3,201,760
86,687	National Oilwell Varco, Inc. +	4,333,483
19,663	Schlumberger Limited	1,640,681
		13,550,482
Financials - 7.6%
218,122	Host Hotels & Resorts, Inc.	4,401,702
134,498	Weyerhaeuser Co.	4,458,609
		8,860,311
Health Care - 16.8%
75,885	AbbVie, Inc. +	4,442,308
46,035	Gilead Sciences, Inc.	4,517,415
60,250	HCA Holdings, Inc. *	4,532,607
9,162	Intuitive Surgical, Inc. *	4,627,085
5,407	Shire Plc - ADR	1,293,841
		19,413,256
Industrials - 17.2%
227,456	ABB Ltd. - ADR	4,815,243
136,633	CSX Corporation	4,525,285
34,197	General Dynamics Corporation	4,641,559
17,951	Kirby Corporation *	1,347,223
102,700	Southwest Airlines Co.	4,549,610
		19,878,920
Information Technology - 4.3%
21,167	OSI Systems, Inc. *	1,571,861
42,045	VMware, Inc. *	3,448,111
		5,019,972
See accompanying notes to schedules of investments.

Materials - 3.3%
33,424		Ecolab, Inc.	3,823,037
Utilities - 5.2%
103,272		Dynegy, Inc. *	3,245,839
36,372		Entergy Corporation	2,818,466
			6,064,305
TOTAL COMMON STOCKS (Cost $110,902,106)			111,076,722

EXCHANGE TRADED NOTES - 1.9%
83,509		iPath S&P 500 VIX ST Futures ETN *+	2,140,336
TOTAL EXCHANGE TRADED NOTES (Cost $2,320,867)			2,140,336

SHORT-TERM INVESTMENTS - 9.2%
4,133,140		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	4,133,140
6,558,984		Mount Vernon Prime Portfolio, 0.24% (a) ^	6,558,984
TOTAL SHORT-TERM INVESTMENTS - (Cost $10,692,124)			10,692,124

TOTAL INVESTMENTS - 107.0% (Cost $123,915,097)			123,909,182
Liabilities in Excess of Other Assets - (7.0)%			(8,134,219)
NET ASSETS - 100.0%			$115,774,963

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $6,420,010.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,558,984 as of March 31, 2015

See accompanying notes to schedules of investments.

WBI Tactical Income Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 75.6%
Consumer Discretionary - 13.8%
64,690	Carnival Corporation	$3,094,770
23,250	Nexstar Broadcasting Group, Inc.	1,330,365
63,710	Nike, Inc.	6,392,024
69,288	Outerwall, Inc. +	4,581,323
45,032	Ralph Lauren Corporation	5,921,708
		21,320,190
Consumer Staples - 8.5%
129,813	Archer-Daniels-Midland Co.	6,153,136
17,312	Sanderson Farms, Inc.	1,378,901
68,037	Wal-Mart Stores, Inc.	5,596,043
		13,128,080
Energy - 7.5%
111,780	Oceaneering International, Inc.	6,028,295
201,358	Tenaris S.A. - ADR +	5,638,024
		11,666,319
Financials - 24.3%
191,595	BBCN Bancorp, Inc.	2,772,380
64,875	Comerica, Inc. +	2,927,809
90,049	Cullen/Frost Bankers, Inc. +	6,220,585
328,897	Fifth Third Bancorp	6,199,708
62,884	First Financial Bankshares, Inc. +	1,738,114
137,461	Glacier Bancorp, Inc.	3,457,144
29,847	Prosperity Bancshares, Inc.	1,566,371
77,717	Prudential Financial, Inc.	6,241,452
238,122	Zions Bancorporation	6,429,294
		37,552,857
Health Care - 3.8%
101,656	AbbVie, Inc.	5,950,942
Industrials - 13.4%
299,744	ABB Ltd. - ADR +	6,345,580
22,918	Hyster-Yale Materials Handling, Inc.	1,679,660
117,152	Pitney Bowes, Inc.	2,731,985
29,251	Precision Castparts Corporation +	6,142,710
109,301	Trinity Industries, Inc.	3,881,279
		20,781,214
Materials - 4.3%
78,927	Eagle Materials, Inc.	6,595,140
TOTAL COMMON STOCKS (Cost $115,729,689)		116,994,742

See accompanying notes to schedules of investments.

EXCHANGE TRADED FUNDS - 20.2%
339,878		Guggenheim BulletShares 2016 Corporate Bond ETF	7,552,089
266,001		Guggenheim BulletShares 2017 Corporate Bond ETF +	6,072,803
283,323		Guggenheim BulletShares 2020 Corporate Bond ETF	6,091,445
253,907		Guggenheim BulletShares 2022 Corporate Bond ETF	5,392,680
56,221		iShares 7-10 Year Treasury Bond ETF	6,093,794
TOTAL EXCHANGE TRADED FUNDS (Cost $31,119,430)			31,202,811

EXCHANGE TRADED NOTES - 2.6%
157,172		iPath S&P 500 VIX ST Futures ETN *	4,028,318
TOTAL EXCHANGE TRADED NOTES (Cost $4,451,420)			4,028,318

SHORT-TERM INVESTMENTS - 22.1%
14,356,106		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	14,356,106
19,911,771		Mount Vernon Prime Portfolio, 0.24% (a) ^	19,911,771
TOTAL SHORT-TERM INVESTMENTS - (Cost $34,267,877)			34,267,877

TOTAL INVESTMENTS - 120.5% (Cost $185,568,416)			186,493,748
Liabilities in Excess of Other Assets - (20.5)%			(31,697,391)
NET ASSETS - 100.0%			$154,796,357

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $18,969,972.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $19,911,771 as of March 31, 2015.

See accompanying notes to schedules of investments.

WBI Tactical High Income Shares
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 65.3%
Consumer Discretionary - 7.7%
78,202	Carnival Corporation	$3,741,184
75,357	Nike, Inc.	7,560,568
22,893	Ralph Lauren Corporation	3,010,429
		14,312,181
Consumer Staples - 10.4%
156,017	Archer-Daniels-Midland Co.	7,395,206
89,063	Sanderson Farms, Inc. +	7,093,868
56,826	Wal-Mart Stores, Inc.	4,673,938
		19,163,012
Energy - 7.7%
132,448	Oceaneering International, Inc.	7,142,920
255,338	Tenaris S.A. - ADR +	7,149,464
		14,292,384
Financials - 16.5%
167,363	Comerica, Inc. +	7,553,092
109,789	Cullen/Frost Bankers, Inc. +	7,584,224
143,512	Prosperity Bancshares, Inc.	7,531,510
293,583	Zions Bancorporation	7,926,741
		30,595,567
Health Care - 7.6%
118,449	AbbVie, Inc.	6,934,004
70,873	Johnson & Johnson	7,129,824
		14,063,828
Industrials - 6.4%
34,603	Precision Castparts Corporation	7,266,630
129,884	Trinity Industries, Inc. +	4,612,181
		11,878,811
Information Technology - 0.8%
44,851	Intel Corporation	1,402,491

Materials - 4.3%
96,230	Eagle Materials, Inc.	8,040,979

Utilities - 3.9%
93,461	Entergy Corporation	7,242,293
TOTAL COMMON STOCKS (Cost $120,186,594)		120,991,546

See accompanying notes to schedules of investments.

EXCHANGE TRADED FUNDS - 30.8%
346,660	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF +	9,134,491
276,903	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF +	7,317,300
287,068	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF +	7,245,568
285,206		Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	7,274,293
260,592		Guggenheim BulletShares 2022 Corporate Bond ETF	5,534,662
50,275		iShares 7-10 Year Treasury Bond ETF	5,449,307
377,491		iShares S&P U.S. Preferred Stock Index Fund +	15,141,164
TOTAL EXCHANGE TRADED FUNDS (Cost $57,379,937)			57,096,785

EXCHANGE TRADED NOTES - 2.7%
189,916		iPath S&P 500 VIX ST Futures ETN *	4,867,547
TOTAL EXCHANGE TRADED NOTES (Cost $5,376,467)			4,867,547

SHORT-TERM INVESTMENTS - 28.9%
13,495,678		Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	13,495,678
40,056,913		Mount Vernon Prime Portfolio, 0.24% (a) ^	40,056,913
TOTAL SHORT-TERM INVESTMENTS - (Cost $53,552,591)			53,552,591

TOTAL INVESTMENTS - 127.7% (Cost $236,495,589)			236,508,469
Liabilities in Excess of Other Assets - (27.7)%			(51,279,568)
NET ASSETS - 100.0%			$185,228,901

	(a)	The rate quoted is annualized seven-day yield at March 31, 2015
	*	Non-income producing security
	ADR	American Depository Receipt
	+	All of a portion of this security is out on loan as of March 31, 2015. Total value of securities out on loan is $38,736,232
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $40,056,913 as of March 31, 2015.

See accompanying notes to schedules of investments.

Absolute Shares Trust
Notes to Schedule of Investments (unaudited)

NOTE 1 - ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following ten separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI SMID Tactical Growth Shares
WBI SMID Tactical Value Shares
WBI SMID Tactical Yield Shares
WBI SMID Tactical Select Shares
WBI Large Cap Tactical Growth Shares
WBI Large Cap Tactical Value Shares
WBI Large Cap Tactical Yield Shares
WBI Large Cap Tactical Select Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ Select Market and NASDAQ Capital Market (collectively "NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

The decision whether to fair value a portfolio security or other asset will be made by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the "Valuation Procedures") and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC ("USBFS"). When a security is "fair valued", consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Absolute Shares Trust
Notes to Schedule of Investments (continued) (unaudited)

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds' Valuation Committee's assumptions used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the levelin the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2015:

WBI SMID Tactical Growth Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$106,439,315	$-	$-	$106,439,315
Exchange Traded Notes	2,918,975	-	-	2,918,975
Short-Term Investments	19,300,479	-	-	19,300,479
Total Investments in Securities	$128,658,769	$-	$-	$128,658,769

WBI SMID Tactical Value Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$83,124,137	$-	$-	$83,124,137
Exchange Traded Notes	2,108,221	-	-	2,108,221
Short-Term Investments	27,620,752	-	-	27,620,752
Total Investments in Securities	$112,853,110	$-	$-	$112,853,110

WBI SMID Tactical Yield Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$105,239,723	$-	$-	$105,239,723
Exchange Traded Notes	2,012,621	-	-	2,012,621
Short-Term Investments	24,117,233	-	-	24,117,233
Total Investments in Securities	$131,369,577	$-	$-	$131,369,577

^See Schedule of Investments for breakout of investments by industry classification.

Absolute Shares Trust
Notes to Schedule of Investments (continued) (unaudited)

WBI SMID Tactical Select Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$88,751,481	$-	$-	$88,751,481
Exchange Traded Notes	2,397,200	-	-	2,397,200
Short-Term Investments	17,885,626	-	-	17,885,626
Total Investments in Securities	$109,034,307	$-	$-	$109,034,307

WBI Large Cap Tactical Growth Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$122,148,464	$-	$-	$122,148,464
Exchange Traded Notes	3,402,895	-	-	3,402,895
Short-Term Investments	21,806,136	-	-	21,806,136
Total Investments in Securities	$147,357,495	$-	$-	$147,357,495

WBI Large Cap Tactical Value Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$100,233,946	$-	$-	$100,233,946
Exchange Traded Notes	1,791,255	-	-	1,791,255
Short-Term Investments	14,445,043	-	-	14,445,043
Total Investments in Securities	$116,470,244	$-	$-	$116,470,244

WBI Large Cap Tactical Yield Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$112,938,562	$-	$-	$112,938,562
Exchange Traded Notes	2,180,472	-	-	2,180,472
Short-Term Investments	26,452,604	-	-	26,452,604
Total Investments in Securities	$141,571,638	$-	$-	$141,571,638

WBI Large Cap Tactical Select Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$111,076,722	$-	$-	$111,076,722
Exchange Traded Notes	2,140,336	-	-	2,140,336
Short-Term Investments	10,692,124	-	-	10,692,124
Total Investments in Securities	$123,909,182	$-	$-	$123,909,182

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$116,994,742	$-	$-	$116,994,742
Exchange Traded Funds	31,202,811	-	-	31,202,811
Exchange Traded Notes	4,028,318	-	-	4,028,318
Short-Term Investments	34,267,877	-	-	34,267,877
Total Investments in Securities	$186,493,748	$-	$-	$186,493,748

^See Schedule of Investments for breakout of investments by industry classification.

Absolute Shares Trust
Notes to Schedule of Investments (continued) (unaudited)

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$120,991,546	$-	$-	$120,991,546
Exchange Traded Funds	57,096,785	-	-	57,096,785
Exchange Traded Notes	4,867,547			4,867,547
Short-Term Investments	53,552,591	-	-	53,552,591
Total Investments in Securities	$236,508,469	$-	$-	$236,508,469

^See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2015, the Funds recognized no transfers to or from Level 1, 2 or 3.

B. Securities Lending:
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A ("the Custodian"). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of March 31, 2015 Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

C. Tax Information:
Since the Funds do not have a full fiscal year, as of March 31, 2015 the tax costs of investments are the same as noted in the Schedules of Investments.

NOTE 3 - Risk
The following risks could affect the value of your investment:

Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk - An investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor's research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Absolute Shares Trust
Notes to Schedule of Investments (continued) (concluded) (unaudited)

ETF and Mutual Fund Risk - When the Fund invests in another ETF or mutual fund, it will bear additional expenses based on its pro rata share of such ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs, and equity options, derivatives, currencies, index,leverage and replication management.

Exchange-Traded Note Risk - The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WBI Absolute Shares Trust

By (Signature and Title) /s/ Don Schreiber Jr.
                                           Don Schreiber Jr., President

Date May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Don Schreiber Jr.
                                            Don Schreiber Jr., President

Date May 19, 2015

By (Signature and Title)*/s/ Kerri E. Cain
                                             Kerri E. Cain, Treasurer

Date May 19, 2015

* Print the name and title of each signing officer under his or her signature.